Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 018
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
Lockheed Martin Corporation Hourly Employee Savings Plan Plus
Employer Identification Number 52-1893632, Plan Number 018
Form 5500, Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025
(in thousands)

	(b) Identity of Issue, Borrower, Lessor, or Similar Party	(c) Description of Investment, Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	(d) Cost	(e) Current Value
(a)
*	Notes receivable from participants	Interest rates ranging from 4.25% to 10.5%; varying maturities	$—	$28,999
* Party-in-interest for which a statutory exemption exists.